Intangible Assets - Summary of Intangible Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about intangible assets [line items]
Beginning, net	₩ 2,632,704	₩ 3,022,803
Acquisition and capital expenditure	1,331,172	386,711
Disposal and termination	(15,417)	(27,213)
Amortization	(629,526)	(635,150)	₩ (599,721)
Impairment	(12,996)	(116,095)
Inclusion in scope of consolidation	93,719
Exclusion in scope of consolidation		(4,922)
Others	7,468	6,570
Ending, net	3,407,123	2,632,704	3,022,803
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	6,714,014	6,500,489
Ending, net	8,064,270	6,714,014	6,500,489
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(4,081,310)	(3,477,686)
Ending, net	(4,657,147)	(4,081,310)	(3,477,686)
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	168,880	253,486
Impairment	(518)	(84,606)
Inclusion in scope of consolidation	67,696
Ending, net	236,058	168,880	253,486
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	474,908	492,105
Ending, net	542,074	474,908	492,105
Goodwill [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(306,028)	(238,619)
Ending, net	(306,016)	(306,028)	(238,619)
Development costs [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	418,559	334,676
Acquisition and capital expenditure	56,670	247,863
Disposal and termination	(3,436)	(14,806)
Amortization	(147,304)	(151,718)
Exclusion in scope of consolidation		(332)
Others	10,621	2,876
Ending, net	335,110	418,559	334,676
Development costs [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,643,886	1,483,205
Ending, net	1,680,372	1,643,886	1,483,205
Development costs [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,225,327)	(1,148,529)
Ending, net	(1,345,262)	(1,225,327)	(1,148,529)
Software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	190,241	197,138
Acquisition and capital expenditure	29,800	60,475
Disposal and termination	(736)	(548)
Amortization	(72,185)	(73,174)
Impairment	(222)	(3)
Inclusion in scope of consolidation	2,073
Exclusion in scope of consolidation		(3,216)
Others	16,973	9,569
Ending, net	165,944	190,241	197,138
Software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	893,500	838,532
Ending, net	947,312	893,500	838,532
Software [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(703,259)	(641,394)
Ending, net	(781,368)	(703,259)	(641,394)
Frequency usage rights [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,364,942	1,677,289
Acquisition and capital expenditure	1,110,865
Disposal and termination	(558)
Amortization	(318,815)	(311,146)
Others	66	(1,201)
Ending, net	2,156,500	1,364,942	1,677,289
Frequency usage rights [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	2,530,341	2,531,654
Ending, net	3,641,231	2,530,341	2,531,654
Frequency usage rights [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(1,165,399)	(854,365)
Ending, net	(1,484,731)	(1,165,399)	(854,365)
Others [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	490,081	560,214
Acquisition and capital expenditure	133,837	78,373
Disposal and termination	(10,687)	(11,859)
Amortization	(91,222)	(99,112)
Impairment	(12,256)	(31,486)
Inclusion in scope of consolidation	23,950
Exclusion in scope of consolidation		(1,374)
Others	(20,192)	(4,674)
Ending, net	513,511	490,081	560,214
Others [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	1,171,378	1,154,993
Ending, net	1,253,281	1,171,378	1,154,993
Others [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Beginning, net	(681,297)	(594,779)
Ending, net	₩ (739,770)	₩ (681,297)	₩ (594,779)